Inventories (Tables)	12 Months Ended
Mar. 31, 2026
Classes of current inventories [abstract]
Summary of Inventories

	As of March 31,
	2026	2025
Raw materials	49,956	$49,956
Work-in-process	44,719	44,719
Finished goods	—	46,904
Less: Write down of inventories	(94,675)	(46,904)
Inventories, net	$—	$94,675